Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.10

Data Compare Summary
2026_ADMT-NQM2_FINAL
Run Date - 2/9/2026 11:00:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	30	1,392	2.53%	All Income was verified for each borrower
ApplicationDate	154	1,392	7.89%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	4	1,392	0.1%	All variances were verified by Citizenship documents
B1FirstName	0	1,392	12.94%
B1LastName	59	1,392	2.12%	All variances were spelling differences in the tape vs on the note.
B2FirstName	3	237	9.64%	All variances were spelling differences in the tape vs on the note.
B2LastName	9	237	3.01%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	673	1,263	52.43%	In all cases Mission verified closing dates from the relevant closing documents.
CLTV	1	1,263	52.43%	In all cases Mission verified values from appraisal documentation in the file..
DSCR	104	1,391	5.66%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	15	1,391	1.42%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	69	1,391	2.63%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	0	1,392	0%
LoanAmount	0	1,392	0%
LoanProgram	17	1,392	1.42%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	1,392	0%
MINNo	29	1,354	1.56%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	4	1,371	0%	In all cases Mission verified the Channel from the Lona approval in the loan file.
NoteDate	3	1,338	0.21%	All date variances were verified from the Promissory Note.
NumberofUnits	8	1,392	0.4%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	1,392	0%
PrimaryAppraisedPropertyValue	17	1,392	1.01%	Mission verified values used from the appraisal.
PropertyAddress	0	1,392	12.74%
PropertyCity	0	1,392	0.1%
PropertyCounty	33	1,392	10.72%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	1,392	0%
PropertyType	71	1,392	7.92%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	1	1,392	0%	All variances were various slight spelling differences in the tape vs on the deed of trust.
QualifyingCLTV	88	1,392	4.65%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	40	595	7.96%	All variations were verified from the 1003 documentation.
SalesPrice	6	853	0.33%	Mission verified sales price from sales contracts and closing documents.
TotalDebtIncomeRatio	4	1,392	0.21%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	1,392	0.1%
UnderwritingGuidelineName	0	1,392	0.21%
UnderwritingGuidelineVersionDate	0	1,392	48.43%
VerifiedDocType	301	1,392	21.63%	Mission uses ASF defined doc types used for income qualification and the lender tape differs from these enumerations.
	1743